Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.Summary of Significant Accounting Policies

a.Basis of Consolidation

These consolidated financial statements include the financial statements of Perpetua Resources and its wholly owned subsidiary companies:

Perpetua Resources Idaho, Inc.;

Idaho Gold Resource Company, LLC; and

Stibnite Gold Company.

All intercompany transactions, balances, income and expenses have been eliminated.

b.Functional and Presentation Currency

The functional and presentation currency of the Corporation and its subsidiaries is the US Dollar (“USD” or “$”). As the Perpetua Resources corporate office was previously located in Vancouver, BC, there are also certain transactions in Canadian Dollars (CAD or C$). All amounts in these consolidated financial statements are in USD, unless otherwise stated.

c.Cash and Cash Equivalents

For the purpose of the consolidated statements of financial position and consolidated statements of cash flows, the Corporation considers all highly liquid investments readily convertible to a known amount of cash with an original maturity of three months or less and subject to an insignificant risk of changes in value to be cash equivalents.

d.Financial Assets

Financial assets are classified into one of four categories, fair value through profit or loss (“FVTPL”), fair value through Other Comprehensive Income (“FVOCI”) as a debt investment, FVOCI as an equity investment and amortized cost.

The classification is determined at initial recognition and depends on the nature and purpose of the financial asset.

(i)Amortized cost

Financial assets are classified as amortized cost if both of the following conditions are met:

•	The asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

These assets are subsequently measured at amortized cost using the effective interest method.

(ii)Effective interest method

The effective interest method calculates the amortized cost of a financial asset and allocates interest income over the corresponding period. The effective interest rate is the rate that discounts estimated future cash receipts over the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

(iii)Derecognition of financial assets

A financial asset is derecognized when:

•	the contractual right to the asset’s cash flows expire; or
•	if the Corporation transfers the financial asset and substantially all risks and rewards of ownership to another entity.

e.Financial Liabilities and Equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Corporation are recorded at the proceeds received, net of direct issue costs.

Financial liabilities are classified as either financial liabilities at FVTPL or other financial liabilities.

(i)Other financial liabilities

Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expenses over the corresponding period. The effective interest rate is the rate that exactly discounts estimated future cash payments over the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

The Corporation has classified trade and other payables and Convertible Notes as other financial liabilities. The Corporation has classified the warrant derivative and Convertible Note Derivative as financial liabilities at FVTPL.

(ii)Derecognition of financial liabilities

The Corporation derecognizes financial liabilities when, and only when, the Corporation’s obligations are discharged, cancelled or they expire.

f.Exploration and Evaluation Assets and Expenses

Exploration and evaluation assets are recorded at cost less accumulated impairment losses, if any. All direct costs related to the acquisition of mineral properties are capitalized until the technical feasibility and commercial viability of the asset is established, at which time the capitalized costs are reclassified to mineral properties under development. Technical feasibility and commercial viability are defined as (1) the determination of mineral reserves and (2) a decision to proceed with development has been recommended by management and approved by the Corporation’s board of directors. Exploration and evaluation costs, subsequent to acquisition, are expensed until it has been established that a mineral property is technically feasible and commercially viable, and a mine development decision has been made by the Corporation.

Thereafter, the Corporation will capitalize expenditures subsequently incurred to develop the mine, prior to the start of mining operations. Management reviews the facts and circumstances to determine whether there is an indication that the carrying amount of the exploration and evaluation assets exceeds the recoverable amount at each reporting date. Indication includes but is not limited to, the expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned and if the entity has decided to discontinue exploration activity in the specific area. If facts and circumstances exist that indicate that the assets are impaired, management will assess whether the carrying value exceeds recoverable value, and the Corporation will impair the carrying value of the property.

Where the Corporation has determined that impairment indicators exist, the Corporation will also assess for impairment under IAS 36 Impairment of assets, whereby the cash generating unit (“CGU”) is assessed for impairment by comparing the carrying value to its recoverable amount, which is the higher of the value in use and the fair value less costs to sell. The fair value less costs to sell is determined by the best information available to reflect the amount the Corporation could receive for the CGU in an arm’s length transaction.

g.Loss Per Share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of share purchase options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding share purchase options were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods. All share purchase options and warrants were anti-dilutive for the years presented.

h.Foreign Currency Translation

Transactions in currencies other than the entity’s functional currency are recorded at the exchange rate prevailing at the dates of the transactions. Monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities carried at fair value are translated using the historical rate on the date the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in the consolidated Statement of Net Loss and Comprehensive Loss.

i.Income Taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the Statement of Net Loss and Comprehensive Loss.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax assets and liabilities are recognized for deferred tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the substantively enacted tax rates expected to apply when the asset is realized, or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Corporation does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is derecognized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Corporation intends to settle its current tax assets and liabilities on a net basis.

j.Share Based Compensation

The Corporation grants share purchase options to directors, officers, employees and consultants. The board of directors grants such options for periods of up to five years, with vesting periods determined at its sole discretion and at prices equal to or greater than the closing price on the day proceeding the day the options were granted.

The fair value of the options granted is measured at the grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period, which is the period over which all of the specific vesting conditions are satisfied. Forfeitures are estimated at the grant date. For awards with graded vesting, the fair value of each tranche is measured separately and recognized over its respective vesting period. The fair value is recognized as an expense with a corresponding increase in equity reserve. The amount recognized as expense is adjusted to reflect the number of share options which actually vest.

When the Corporation grants share purchase options, which only vest upon satisfaction of a contingent event, the fair value of the option is measured on the date of grant using the same valuation model and assumptions used for options without performance conditions. The Corporation will recognize compensation expense based on an estimate of performance condition that will be satisfied.

k.Reclamation and Remediation

The Corporation recognizes liabilities for statutory, contractual, constructive or legal obligations associated with buildings and equipment and exploration and evaluation assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value of such costs. The Corporation’s estimates of reclamation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. The Corporation’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates. The costs of rehabilitation projects that were included in the rehabilitation provision are recorded against the provision as incurred. As at December 31, 2020 and 2019, the Corporation had no rehabilitation liabilities.

l.Buildings and Equipment

Buildings and equipment are recorded at cost less depreciation, depletion and accumulated impairment losses, if any.

Where significant components of buildings and equipment have different useful lives, the components are accounted for as separate items. Expenditures incurred to replace a component that is accounted for separately, including major inspection and overhaul expenditures, are capitalized. Directly attributable expenses incurred for major capital projects are capitalized until the asset is brought to a working condition for its intended use. These costs include dismantling and site restoration costs to the extent these are recognized as a provision.

The cost of self-constructed assets includes the cost of materials, direct labour and an appropriate portion of normal overhead. The costs of day-to-day servicing are recognized in expenses as incurred, as “maintenance and repairs.”

The Corporation depreciates its assets, less their estimated residual values, as follows:

Category	Method	Useful life
Equipment and Vehicles	Straight‑line	3 to 7 years
Buildings	Straight‑line	5 to 10 years

The depreciation method, useful life and residual values are assessed annually.

m.Impairment

The Corporation’s tangible and intangible assets are reviewed for indications of impairment at each reporting date. If an indication of impairment exists, the asset’s recoverable amount is estimated to determine extent of impairment, if any. Where the asset does not generate independent cash inflows, the Corporation estimates the recoverable amount of the Cash Generating Unit (“CGU”) to which the asset belongs.

An impairment loss is recognized when the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit and loss for the period. The recoverable amount is the greater of the asset’s fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

n.Leases

The Corporation assesses whether a contract is or contains a lease, at inception of the contract. The Corporation recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets such as office printers. For these leases, the Corporation recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Corporation uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise of the following:

-	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
-	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
-	The amount expected to be payable by the lessee under residual value guarantees; and
-	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Corporation remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

-

The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

-

The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

-

A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Corporation did not make any such adjustments during the periods presented.

o.Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount receivable can be measured reliably.

p.Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions about future events that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, events or actions, actual results may differ from these estimates.

Critical judgments exercised in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

i)	Probability of future economic benefits of exploration and evaluation costs

The application of the Corporation’s accounting policy for exploration and evaluation expenditures requires judgment in determining whether it is probable that future economic benefits will be generated from the exploitation of an exploration and evaluation asset when activities have not yet reached a stage where a reasonable assessment of the existence of reserves can be determined. The estimation of mineral reserves is a complex process and requires significant assumptions and estimates regarding economic and geological data and these assumptions and estimates impact the decision to either expense or capitalize exploration and evaluation expenditures.

Upon determination of mineral reserves, the Corporation evaluates the commercial viability of the assets, based on the existence of mineral reserves as well as the ability to obtain permitting, financing and a commercially viable construction schedule. Upon making a decision to proceed with the development of the property, the exploration and evaluation assets would be reclassified to mineral properties under development.

ii)	Functional currency

The functional currency for each of the Corporation’s subsidiaries is the currency of the primary economic environment in which the entity operates. The Corporation has determined that the functional currency of each entity is the US Dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Corporation reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in material adjustments are as follows:

i)	Impairment of building and equipment and exploration and evaluation assets

Management considers both external and internal sources of information in assessing whether there are any indications that the Corporation’s building and equipment and exploration and evaluation assets are impaired. External sources of information management considers include changes in the market, economic and legal environment in which the Corporation operates that are not within its control and affect the recoverable amount of its building and equipment and exploration and evaluation assets. Internal sources of information management considers include the manner in which mining properties and building and equipment are being used or are expected to be used and indications of economic performance of the assets.

ii)	Mineral resource and reserve estimates

The figures for mineral resources and reserves are determined in compliance with the requirements of National Instrument 43‑101, "Standards of Disclosure for Mineral Projects”, issued by the Canadian Securities Administrators. There are numerous uncertainties inherent in estimating mineral resources and reserves, including many factors beyond the Corporation’s control. Such estimation is a subjective process, and the accuracy of any mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Differences from management’s assumptions (including economic assumptions such as metal prices and market conditions) could have a material effect in the future on the Corporation’s financial position and results of operation.

iii)	Valuation of share-based compensation, convertible note derivative and warrant derivative

The Corporation uses the Black-Scholes Option Pricing Model or other valuation models for valuation of share-based compensation, Convertible Note Derivative and warrant derivative. Option pricing models require the input of subjective assumptions including expected share price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Corporation’s net loss and equity reserves.

q.Amended IFRS Standards Effective in the Current Year

The Corporation adopted the amendments to IAS 1 and IAS 8 for the first time in the current year. The amendments make the definition of material in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition and the threshold for materiality influencing users of the financial statements has been changed from ‘could influence’ to ‘could reasonably be expected to influence’.

The definition of material in IAS 8 has been replaced by a reference to the definition of material IAS 1. Additionally, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term “material” to ensure consistency.

The Corporation adopted the amendments to IAS 1 and IAS 8 effective January 1, 2020, which did not have a material impact on the Corporation’s consolidated financial statements.